Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets
5. Other current assets
Other current assets consist of the following:

		As of December 31,
		2019	2020
		RMB	RMB	US$
Prepaid expenses		33,079,966	46,683,662	7,154,584
Inventory		8,915,574	91,895,497	14,083,601
Deposits in trust protection fund	5 .1	72,264,547	65,272,000	10,003,372
Guarantee deposits held by Funding Partners		743,294,858	58,119,412	8,907,190
Receivables from third party payment service providers	5 .2	466,035,906	325,613,031	49,902,380
Receivables from Funding Partners and service providers		203,700,889	163,011,741	24,982,642
Other account receivables		75,463,305	56,482,783	8,656,365
Others		63,409,004	115,979,798	17,774,682

Total		1,666,164,049	923,057,924	141,464,816

Less: Allowance for other current assets		(27,259,988)	(160,745,160)	(24,635,274)

		1,638,904,061	762,312,764	116,829,542

5.1 According to the relevant PRC regulations, the consolidated trusts are required to deposit 1% of the trusts’ capital to the trust protection fund, which will be released when the trusts are liquidated.5.2 The Company has accounts with third-party payment service providers mainly to grant and collect loans. The balance of receivables from third-party payment service providers is unrestricted as to withdrawal and use and readily available to the Company on demand.Other receivables as referred to in the “Fair value measurements of financial instruments” accounting policy, consists of deposits in trust protection fund, guarantee deposits held by Funding Partners, receivables from third party payment service providers, accounts receivables and others.